SCHEDULE OF AMOUNTS RECORDED IN CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Retirement Benefits [Abstract]
Actuarial loss arising from changes in financial assumptions	$ 833	$ 254	$ 888
Past service costs	413	341
Amortization recognized in net period benefit cost	(30)	(28)
Total	$ 1,216	$ 567	$ 888